Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Summary of Fair Value of Warrant Units Estimated at Option Pricing Model

	March 31, 2022	December 31, 2021
Interest rate on finance receivables	147.70%	147.60%
Discount rate	22.20%	21.80%
Servicing cost*	5.00%	5.00%
Remaining life	0.62 years	0.62 years
Default rate*	18.50%	17.70%
Accrued interest*	3.20%	3.20%
Prepayment rate*	21.30%	21.00%

*Stated as a percentage of finance receivables

The following table presents the significant assumptions used in the simulation at March 31, 2022 and December 31, 2021, the Closing Date:

	March 31, 2022		December 31, 2021
Input	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants
Risk-free interest rate	2.42%	2.33%	1.19%	1.50%
Expected term (years)	4.3	9.3	4.6	9.6
Expected volatility	57.00%	57.00%	48.40%	48.40%
Exercise price	$11.50	$15.00	$11.50	$15.00
Fair value of warrants	$0.60	$1.24	$0.74	$1.40
The fair value of the warrant units was estimated using an option pricing model that used the following assumptions:

December 31, 2020
Expected term	3 years
Volatility	52.0%
Discount for lack of marketability	45.0%
Risk free rate	0.2%

December 31, 2021
Interest rate on finance receivables	147.60%
Discount rate	21.80%
Servicing cost*	5.00%
Remaining life	0.62 years
Default rate*	17.70%
Accrued interest*	3.20%
Prepayment rate*	21.00%

*Stated as a percentage of finance receivables

The following table presents the significant assumptions used in the simulation at December 31, 2021 and July 20, 2021, the Closing Date:

	December 31, 2021		July 20, 2021
Input	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants
Risk-free interest rate	1.19%	1.50%	0.69%	1.23%
Expected term (years)	4.6	9.6	5.0	10.0
Expected volatility	48.40%	48.40%	36.50%	36.00%
Exercise price	$11.50	$15.00	$11.50	$15.00
Fair value of warrants	$0.74	$1.40	$2.80	$3.50